Provision for post-employment benefits - Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	11 years 2 months 12 days
Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 51.4
Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	45.4
Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	46.9
Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	44.4
Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	42.3
Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 216.1
North America [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	9 years 1 month 6 days
North America [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 25.1
North America [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	24.5
North America [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	26.0
North America [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	22.3
North America [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	20.9
North America [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 94.7
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years 9 months 18 days
United Kingdom [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 15.8
United Kingdom [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.6
United Kingdom [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.7
United Kingdom [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.9
United Kingdom [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	13.0
United Kingdom [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 67.1
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	12 years 8 months 12 days
Western Continental Europe [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 5.8
Western Continental Europe [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	5.5
Western Continental Europe [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	5.8
Western Continental Europe [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	5.7
Western Continental Europe [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	5.6
Western Continental Europe [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 32.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	8 years 6 months
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Within one year [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 4.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between one and two years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	2.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between two and three years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	2.4
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between three and four years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.5
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Between four and five years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	2.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 21.7